ACCOUNTS RECEIVABLE, NET - Movement in the allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Movement in the allowance for credit losses
Balance at beginning of the year	¥ 5,926	$ 812	¥ 5,407	¥ 381
Provisions/(reversals)	(357)	(49)	519	5,026
Balance at end of the year	¥ 5,569	$ 763	¥ 5,926	¥ 5,407